S000072728 [Member] Performance Management - SA Wellington Government and Quality Bond Portfolio	Jul. 28, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
As a result of a reorganization which occurred on November 8, 2021 (the “Reorganization”), the Portfolio acquired all of the assets and liabilities of the SA Wellington Government and Quality Bond Portfolio (the “Predecessor Portfolio”), a series of Anchor Series Trust. The performance information below is based on the performance of the Predecessor Portfolio for periods prior to the date of the Reorganization. The Predecessor Portfolio had the same investment goal, strategies, portfolio management team and contractual fees and expenses as the Portfolio as of the date of the Reorganization. As a result, the performance of the Portfolio would have been substantially similar to that of the Predecessor Portfolio.
The following bar chart illustrates the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and the table compares the Portfolio’s average annual returns to those of the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market index), Bloomberg U.S. Aggregate A or Better Index, and Bloomberg U.S. Government/Mortgage Index. Effective July 28, 2025, the Bloomberg U.S. Government/Mortgage Index will replace the Bloomberg U.S. Aggregate A or Better Index as one of the performance benchmarks against which the Portfolio measures its performance. Portfolio management believes that the Bloomberg U.S. Government/Mortgage Index is more representative of the securities in which the Portfolio invests. The Portfolio’s returns prior to July 28, 2025, as reflected in the bar chart and table, are the returns of the Portfolio when it followed a different investment objective and different investment strategies under the name “SA Wellington Government and Quality Bond Portfolio.” Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
Goldman Sachs Asset Management L.P. (“GSAM”) assumed subadvisory duties of the Portfolio on July 28, 2025. Prior to July 28, 2025, Wellington Management Company LLP subadvised the Portfolio.

Performance Past Does Not Indicate Future [Text]	Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart illustrates the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and the table compares the Portfolio’s average annual returns to those of the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market index), Bloomberg U.S. Aggregate A or Better Index, and Bloomberg U.S. Government/Mortgage Index.
Bar Chart Does Not Reflect Sales Loads [Text]	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
Bar Chart [Heading]	(Class 1 Shares)
Bar Chart Closing [Text Block]	During the period shown in the bar chart:

Highest Quarterly Return:	December 31, 2023	6.40%
Lowest Quarterly Return:	March 31, 2022	-5.94%

Performance Table Heading	Average Annual Total Returns (For the periods ended December 31, 2024)
Performance Table Market Index Changed	Effective July 28, 2025, the Bloomberg U.S. Government/Mortgage Index will replace the Bloomberg U.S. Aggregate A or Better Index as one of the performance benchmarks against which the Portfolio measures its performance. Portfolio management believes that the Bloomberg U.S. Government/Mortgage Index is more representative of the securities in which the Portfolio invests.
Class 1
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:
Highest Quarterly Return	6.40%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:
Lowest Quarterly Return	(5.94%)
Lowest Quarterly Return, Date	Mar. 31, 2022